UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09401

Name of Fund:  The BlackRock Strategic Municipal Trust (BSD)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2016

Date of reporting period: 01/31/2016

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.4%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$465	$469,557
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	1,115	1,385,365
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	655	771,210

		2,626,132
Alaska — 0.9%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	510	510,194
5.00%, 6/01/46	530	447,898

		958,092
Arizona — 1.1%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,200,250
California — 8.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	720	827,496
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,218,312
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	400	468,832
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	45	50,843
5.25%, 8/15/49	115	129,415
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	475	518,819
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	1,875	2,127,206
5.25%, 5/15/39	250	281,340

Municipal Bonds	Par (000)	Value
California (continued)
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	$110	$137,022
State of California, GO, Various Purposes:
6.00%, 3/01/33	800	958,432
6.50%, 4/01/33	650	763,126
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	240	278,566
Sub-Series I-1, 6.38%, 11/01/34	375	450,791
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	915	1,101,257

		9,311,457
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	680	767,251
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/40	260	270,733
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	320	367,680

		1,405,664
Delaware — 2.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	889,831
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,210	1,254,649
Delaware Transportation Authority, RB, 5.00%, 6/01/55	365	412,312

		2,556,792
District of Columbia — 3.4%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	751,500
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.50%, 5/15/33	1,340	1,665,124

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	$160	$177,840
5.25%, 10/01/44	1,000	1,117,970

		3,712,434
Florida — 2.4%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	420	470,833
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	950	1,255,035
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	755	838,126

		2,563,994
Georgia — 2.7%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	590	685,757
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	160	190,805
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	298,379
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	1,095	1,224,725
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, Series A, 5.00%, 7/01/60	465	515,187

		2,914,853
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	484,725
Illinois — 21.0%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	1,500	1,751,670

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien (continued):
Series C, 6.50%, 1/01/41	$1,855	$2,238,614
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	570	549,708
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 1/01/32	1,000	1,007,040
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	260	278,535
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series A, 5.63%, 1/01/35	800	929,576
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	360,789
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,415	1,512,649
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	284,337
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	348,713
Central Dupage Health, Series B, 5.50%, 11/01/39	2,500	2,863,775
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	815	944,512
Senior, Series C, 5.00%, 1/01/37	875	1,010,336
Series A, 5.00%, 1/01/38	730	819,666
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 6/15/44 (c)	2,980	817,563
Series B (AGM), 5.00%, 6/15/50	1,280	1,359,386
Series B-2, 5.00%, 6/15/50	785	815,246
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	207,091
6.00%, 6/01/28	940	1,131,318

2	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO:
5.00%, 2/01/39	$480	$505,210
Series A, 5.00%, 4/01/35	1,000	1,059,200
Series A, 5.00%, 4/01/38	1,135	1,192,817
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	222,708
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	250	279,265
5.00%, 4/01/44	310	343,716

		22,833,440
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	245	300,046
7.00%, 1/01/44	1,090	1,343,436
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,203,947
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	125	136,285
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	140	151,431
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	465	500,782
Sisters of St. Francis Health Services, 5.25%, 11/01/39	270	301,690
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	397,337
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	400	449,652

		4,784,606
Iowa — 2.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	300	313,932
5.50%, 12/01/22	730	767,683
5.25%, 12/01/25	145	158,247

Municipal Bonds	Par (000)	Value
Iowa (continued)
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	$415	$441,552
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 6/01/46	1,145	1,139,286

		2,820,700
Kentucky — 4.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	310	348,762
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24 (c)	5,000	3,896,850
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (d)	375	283,620

		4,529,232
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,250,861
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	320	359,904
5.25%, 5/15/31	270	302,964
5.25%, 5/15/32	345	391,578
5.25%, 5/15/33	375	418,609
5.25%, 5/15/35	160	179,213

		2,903,129
Maryland — 1.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	147,902
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	645	616,897

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	$690	$783,440

		1,548,239
Massachusetts — 0.4%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	445	447,554
Michigan — 5.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	1,925	2,140,600
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	465	550,197
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	488,562
Michigan Finance Authority, RB, 5.00%, 11/01/44 (e)	380	426,687
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	275	297,877
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	500	516,765
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,000	1,189,640

		5,610,328
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	90,122

Municipal Bonds	Par (000)	Value
Missouri (continued)
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	$330	$357,935
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	80	88,762

		536,819
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	293,901
5.00%, 9/01/42	455	498,198
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	793,066

		1,585,165
Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	892,162
New Jersey — 10.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	320	333,190
5.25%, 11/01/44	480	496,296
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	340	353,287
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (f)(g)	645	25,632
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 5.13%, 9/15/23	1,090	1,209,094
Continental Airlines, Inc. Project, 5.25%, 9/15/29	145	159,207
Private Activity Bond, The Goethals Bridge Replacement Project, 5.38%, 1/01/43	500	557,405

4	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	$705	$823,616
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	1,625	1,830,709
Series E, 5.25%, 1/01/40	1,355	1,492,777
Series E, 5.00%, 1/01/45	820	932,389
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	1,090	1,147,062
Transportation System, Series A, 5.50%, 6/15/41	575	622,144
Transportation System, Series B, 5.25%, 6/15/36	775	829,157
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	165	188,214

		11,000,179
New York — 9.5%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT, 7.75%, 8/01/31 (h)	3,000	3,128,100
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	770	879,494
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	600	626,718
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	291	326,427
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	885,742
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	385	434,796
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	1,365	1,449,685

Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	$105	$111,156
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	265	282,858
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	330	333,076
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	480,102
6.00%, 12/01/42	395	460,526
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	1,000	995,420

		10,394,100
North Carolina — 0.6%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	440	490,499
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	185	212,517

		703,016
Ohio — 1.7%
County of Allen Ohio, Refunding RB, Series A, 4.00%, 11/01/44	655	674,997
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	210	232,168

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	$885	$958,924

		1,866,089
Oregon — 0.7%
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project, 5.00%, 7/01/44	715	794,422
Pennsylvania — 1.9%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	200	216,240
Pennsylvania Economic Development Financing Authority, RB:
AMT, Pennsylvania Bridge Finco LP, 5.00%, 6/30/42	265	291,664
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	600	668,994
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	480	500,962
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	388,504

		2,066,364
Rhode Island — 1.5%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 6/01/45	830	841,338
5.00%, 6/01/50	750	777,712

		1,619,050
South Carolina — 3.8%
South Carolina State Ports Authority, RB:
5.25%, 7/01/40	1,040	1,172,496
AMT, 5.25%, 7/01/55	405	448,291
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	1,220	1,404,610

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	$985	$1,117,729

		4,143,126
Tennessee — 1.6%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	430	483,767
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	1,270	1,293,635

		1,777,402
Texas — 11.8%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (f)(g)	730	21,827
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	680	786,814
Sub-Lien, 5.00%, 1/01/33	115	126,783
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	190	213,393
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	475	547,585
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 7/01/39	485	534,208
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 7/01/29	135	146,883
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	2,730	3,186,128
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 8/15/43	230	274,560
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/48	145	171,532

6	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 0.00%, 11/15/38 (c)	$4,750	$1,669,530
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	4,485	1,828,400
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	95	115,309
6.00%, 8/15/45	1,175	1,405,288
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/19 (a)	500	593,165
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 9/01/37 (c)	640	265,370
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	500	603,630
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	275	323,925

		12,814,330
Virginia — 5.7%
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,000	1,038,350
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,726,475
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	250	278,917
6.00%, 1/01/37	1,845	2,132,285

		6,176,027
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	235	261,903

Municipal Bonds	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	$715	$847,368

		1,109,271
Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/31	2,000	2,069,140
Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 7/15/26	975	1,109,959
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.00%, 1/01/42	95	103,247
5.38%, 1/01/42	500	537,165

		1,750,371
Total Municipal Bonds — 123.6%		134,508,654

Municipal Bonds Transferred to Tender Option Bond Trusts (i)
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/36	760	785,403
California — 5.3%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	855	954,240
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	2,970	3,353,932
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	740	789,920

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
California (continued)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$553	$633,489

		5,731,581
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	1,210	1,277,821
Series C-7, 5.00%, 5/01/18	780	825,302
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,180	1,218,775

		3,321,898
Connecticut — 3.0%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,662,832
Series X-3, 4.85%, 7/01/37	1,541	1,627,290

		3,290,122
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	720	846,750
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (j)	645	731,374
New York — 7.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 6/15/40	510	581,901
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	500	582,078
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,923,309
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	2,030	2,374,328

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	$810	$958,684

		8,420,300
North Carolina — 0.8%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	932,704
Texas — 5.2%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	780	876,860
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (j)	2,142	2,385,264
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,254,495
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	975	1,139,125

		5,655,744
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,155	1,264,339
Virginia — 1.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,785	1,946,259
Washington — 3.4%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	900	968,363
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (a)	2,400	2,692,536

		3,660,899
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.6%		36,587,373
Total Long-Term Investments (Cost — $155,064,040) — 157.2%		171,096,027

8	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.02%, (k)(l)	1,530,926	$1,530,926
Total Short-Term Securities (Cost — $1,530,926) — 1.4%		1,530,926

Value
Total Investments (Cost — $156,594,966*) — 158.6%	$172,626,953
Liabilities in Excess of Other Assets — (0.0)%	(58,867)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.2)%	(20,842,293)
VMTP Shares, at Liquidation Value — (39.4)%	(42,900,000)

Net Assets Applicable to Common Shares — 100.0%	$108,825,793

* As of January 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$136,055,115

Gross unrealized appreciation	$17,405,920
Gross unrealized depreciation	(1,673,309)

Net unrealized appreciation	$15,732,611

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	When-issued security.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement(s), which expire between October 1, 2016 to February 15, 2031 is $4,045,251. See Note 4 of the Notes to Financial Statements for details.

(k)	During the period ended January 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2015	Net Activity	Shares Held at January 31, 2016	Net Income
FFI Institutional Tax-Exempt Fund	778,976	(778,976)	—	$197
BlackRock Liquidity Funds, MuniCash	—	1,530,926	1,530,926	—

(l)	Current yield as of period end.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(11)	5-Year U.S. Treasury Note	March 2016	$1,327,391	$(18,837)
(14)	10-Year U.S. Treasury Note	March 2016	$1,814,094	(38,721)
(6)	Long U.S. Treasury Bond	March 2016	$966,187	(34,593)
(2)	Ultra U.S. Treasury Bond	March 2016	$332,375	(11,940)
Total				$(104,091)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds

COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds

LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

10	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$171,096,027	—	$171,096,027
Short-Term Securities	$1,530,926	—	—	1,530,926

Total	$1,530,926	$171,096,027	—	$172,626,953

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest Rate Contracts	$(104,091)	—	—	$(104,091)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$21	—	—	$21
Cash pledged for financial futures contracts	62,600	—	—	62,600
Liabilities:
TOB Trust Certificates	—	$(20,839,227)	—	(20,839,227)
VMTP Shares	—	(42,900,000)	—	(42,900,000)

Total	$62,621	$(63,739,227)	—	$(63,676,606)

During the period ended January 31, 2016, there were no transfers between levels.

12	BLACKROCK STRATEGIC MUNICIPAL TRUST	JANUARY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: March 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: March 22, 2016